Cover	Sep. 28, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 28, 2026
Registrant Name	Amentum Holdings, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-42176
Entity Tax Identification Number	99-0622272
Entity Address, Address Line One	4800 Westfields Blvd.
Entity Address, Address Line Two	Suite #400
Entity Address, City or Town	Chantilly
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	20151
City Area Code	703
Local Phone Number	579-0410
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $0.01 par value
Trading Symbol	AMTM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Central Index Key	0002011286
Amendment Flag	false